Loans - Consolidated contractual maturity distribution (Details) $ in Millions	Sep. 30, 2019 AUD ($)
Financial assets
Loans and receivables, contractual maturity amount	$ 718,378
Australia
Financial assets
Loans and receivables, contractual maturity amount	622,808
New Zealand
Financial assets
Loans and receivables, contractual maturity amount	78,725
Other overseas
Financial assets
Loans and receivables, contractual maturity amount	16,845
Within 1 Year
Financial assets
Loans and receivables, contractual maturity amount	100,424
Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	75,279
Within 1 Year | New Zealand
Financial assets
Loans and receivables, contractual maturity amount	19,124
Within 1 Year | Other overseas
Financial assets
Loans and receivables, contractual maturity amount	6,021
Over 1 Year to 5 Years
Financial assets
Loans and receivables, contractual maturity amount	122,409
Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	100,090
Over 1 Year to 5 Years | New Zealand
Financial assets
Loans and receivables, contractual maturity amount	12,790
Over 1 Year to 5 Years | Other overseas
Financial assets
Loans and receivables, contractual maturity amount	9,529
Over 5 Years
Financial assets
Loans and receivables, contractual maturity amount	495,545
Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	447,439
Over 5 Years | New Zealand
Financial assets
Loans and receivables, contractual maturity amount	46,811
Over 5 Years | Other overseas
Financial assets
Loans and receivables, contractual maturity amount	1,295
Accommodation, cafes and restaurants | Australia
Financial assets
Loans and receivables, contractual maturity amount	8,039
Accommodation, cafes and restaurants | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	2,776
Accommodation, cafes and restaurants | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,883
Accommodation, cafes and restaurants | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	380
Agriculture, forestry and fishing | Australia
Financial assets
Loans and receivables, contractual maturity amount	9,210
Agriculture, forestry and fishing | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	2,676
Agriculture, forestry and fishing | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	5,967
Agriculture, forestry and fishing | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	567
Construction | Australia
Financial assets
Loans and receivables, contractual maturity amount	7,186
Construction | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,785
Construction | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,514
Construction | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	887
Finance and insurance | Australia
Financial assets
Loans and receivables, contractual maturity amount	14,069
Finance and insurance | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	6,278
Finance and insurance | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	5,054
Finance and insurance | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	2,737
Government, administration and defence | Australia
Financial assets
Loans and receivables, contractual maturity amount	753
Government, administration and defence | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	286
Government, administration and defence | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	189
Government, administration and defence | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	278
Manufacturing | Australia
Financial assets
Loans and receivables, contractual maturity amount	9,337
Manufacturing | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,420
Manufacturing | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	5,413
Manufacturing | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	504
Mining | Australia
Financial assets
Loans and receivables, contractual maturity amount	2,869
Mining | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	353
Mining | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,734
Mining | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	782
Property | Australia
Financial assets
Loans and receivables, contractual maturity amount	44,769
Property | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	18,410
Property | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	24,821
Property | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,538
Property services and business services | Australia
Financial assets
Loans and receivables, contractual maturity amount	14,035
Property services and business services | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,011
Property services and business services | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	8,969
Property services and business services | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	2,055
Services | Australia
Financial assets
Loans and receivables, contractual maturity amount	12,099
Services | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,915
Services | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	6,395
Services | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,789
Trade | Australia
Financial assets
Loans and receivables, contractual maturity amount	16,144
Trade | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	7,314
Trade | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	7,649
Trade | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,181
Transport and storage | Australia
Financial assets
Loans and receivables, contractual maturity amount	8,268
Transport and storage | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,603
Transport and storage | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	5,758
Transport and storage | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	907
Utilities | Australia
Financial assets
Loans and receivables, contractual maturity amount	4,077
Utilities | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	1,009
Utilities | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	2,839
Utilities | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	229
Retail lending | Australia
Financial assets
Loans and receivables, contractual maturity amount	466,550
Retail lending | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	21,725
Retail lending | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	12,394
Retail lending | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	432,431
Other | Australia
Financial assets
Loans and receivables, contractual maturity amount	5,403
Other | Within 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	718
Other | Over 1 Year to 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	3,511
Other | Over 5 Years | Australia
Financial assets
Loans and receivables, contractual maturity amount	$ 1,174